Supplemental guarantor information - Consolidated Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 65,074	$ 147,223	$ 227,311	$ 99,401	$ (1,130)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	0	0	0	0	0
Share compensation expense	6,979	7,611	9,800	6,408
Interest expense on deposit liabilities	3,687	0
Net unrealized gain on investments and derivatives	68,107	(30,541)	(78,950)	(113,421)
Net realized gain on investments and derivatives	(184,133)	(176,673)	(236,333)	(55,632)
Amortization of premium and accretion of discount, net	1,031	(2,868)	(262)	(2,434)
Changes in assets and liabilities:
Reinsurance balances receivable	(65,718)	(57,669)	(107,483)	(84,280)
Deferred acquisition costs, net	(33,180)	(13,180)	(45,810)	(45,383)
Unearned premiums ceded	(91)	(2,494)
Loss and loss adjustment expenses recoverable	7,865	(6,284)	(9,277)	0
Other assets	(303)	(931)	(275)	(1,701)	(1,420)
Interest and dividends receivable, net	(2,576)	(775)	(1,034)	(833)
Unearned premium reserves	98,479	70,022	171,294	93,893
Loss and loss adjustment expense reserves	52,982	76,436	67,060	67,271
Accounts payable and accrued expenses	(1,935)	(500)	4,089	4,157	995
Reinsurance balances payable	12,133	8,579	9,081	0
Performance fee payable to related party	21,837	40,264
Amounts due from affiliates	0	0	0	0
Amounts due to affiliates	0	0	0	0
Net cash provided by (used in) operating activities	50,238	58,220	9,211	(32,554)	(1,555)
Investing activities
Purchases of investments	(2,150,821)	(1,475,391)	(2,172,077)	(2,317,234)
Proceeds from sales of investments	1,998,673	1,539,990	1,943,655	1,521,110
Purchases of investments to cover short sales	(141,468)	(342,282)	(407,965)	(535,443)
Proceeds from short sales of investments	150,098	251,085	290,770	729,182
Change in due to/from brokers, net	177,516	(311,503)	12,162	(65,678)
Increase (decrease) in securities purchased under an agreement to sell	18,250	22,487	22,261	(60,408)
Non-controlling interest in investment affiliate	(49,415)	(33,114)	29,588	40,129
Change in restricted cash and cash equivalents	(68,389)	(81,663)	(115,950)	(77,627)
Contributed capital (to) from subsidiaries		0	0	0	0
Net cash used in investing activities	(65,556)	(430,391)	(397,556)	(765,969)	0
Financing activities
Proceeds from issuance of common shares, net of costs	599	286,685	286,095	158,593	605,396
Increase in deposit liabilities	5,782	41,793	70,500	50,446
Non-controlling interest in Catastrophe Fund	10,023	28,515	29,608	19,646
Non-controlling interest in Catastrophe Fund Manager	(18)	(164)	(238)	2
Dividend received by (paid to) parent	0
Net cash provided by financing activities	16,386	356,829	385,965	228,687	605,396
Net (decrease) increase in cash and cash equivalents	1,068	(15,342)	(2,380)	(569,836)	603,841
Cash and cash equivalents at beginning of period	31,625	34,005	34,005	603,841	0
Cash and cash equivalents at end of period	32,693	18,663	31,625	34,005	603,841
Parent Guarantor
Operating activities
Net income (loss)			227,311	99,401
Changes in assets and liabilities:
Accounts payable and accrued expenses			(66)	682
Amounts due from affiliates			353	(770)
Amounts due to affiliates			2,020	2,152
Net cash provided by (used in) operating activities			286	86
Investing activities
Net cash used in investing activities			(286,257)	(170,110)
Financing activities
Proceeds from issuance of common shares, net of costs			286,096	158,593
Net cash provided by financing activities			286,096	158,593
Net (decrease) increase in cash and cash equivalents			125	(11,431)
Cash and cash equivalents at beginning of period		169	169	11,600
Cash and cash equivalents at end of period			294	169	11,600
Reportable Legal Entities | Parent Guarantor
Operating activities
Net income (loss)	65,074	147,223	227,311	99,401	(1,130)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(69,224)	(147,618)	(228,646)	(101,346)	1,092
Share compensation expense	583	0	0	0
Interest expense on deposit liabilities	0
Net unrealized gain on investments and derivatives	0	0	0	0
Net realized gain on investments and derivatives	0	0	0	0
Amortization of premium and accretion of discount, net	0	0	0	0
Changes in assets and liabilities:
Reinsurance balances receivable	0	0	0	0
Deferred acquisition costs, net	0	0	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable	0	0	0
Other assets	(118)	(858)	(686)	(33)	(2)
Interest and dividends receivable, net	0	0	0	0
Unearned premium reserves	0	0	0	0
Loss and loss adjustment expense reserves	0	0	0	0
Accounts payable and accrued expenses	1,140	(364)	(65)	682	(413)
Reinsurance balances payable	0	0	0
Performance fee payable to related party	0	0
Amounts due from affiliates	(1,684)	557	353	(770)
Amounts due to affiliates	(4,172)	1,447	2,020	2,152
Net cash provided by (used in) operating activities	(8,401)	387	287	86	(453)
Investing activities
Purchases of investments	0	0	0	0
Proceeds from sales of investments	0	0	0	0
Purchases of investments to cover short sales	0	0	0	0
Proceeds from short sales of investments	0	0	0	0
Change in due to/from brokers, net	0	0	0	0
Increase (decrease) in securities purchased under an agreement to sell	0	0	0	0
Non-controlling interest in investment affiliate	0	0	0	0
Change in restricted cash and cash equivalents	0	0	0	0
Contributed capital (to) from subsidiaries		(286,246)	(286,257)	(170,110)	(593,343)
Net cash used in investing activities	0	(286,246)	(286,257)	(170,110)	(593,343)
Financing activities
Proceeds from issuance of common shares, net of costs	599	286,685	286,095	158,593	605,396
Increase in deposit liabilities	0	0	0	0
Non-controlling interest in Catastrophe Fund	0	0	0	0
Non-controlling interest in Catastrophe Fund Manager	0	0	0	0
Dividend received by (paid to) parent	8,000
Net cash provided by financing activities	8,599	286,685	286,095	158,593	605,396
Net (decrease) increase in cash and cash equivalents	198	826	125	(11,431)	11,600
Cash and cash equivalents at beginning of period	294	169	169	11,600	0
Cash and cash equivalents at end of period	492	995	294	169	11,600
Reportable Legal Entities | Issuer of Debt
Operating activities
Net income (loss)	0	0	0	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	0	0	0	0	0
Share compensation expense	0	0	0	0
Interest expense on deposit liabilities	0
Net unrealized gain on investments and derivatives	0	0	0	0
Net realized gain on investments and derivatives	0	0	0	0
Amortization of premium and accretion of discount, net	0	0	0	0
Changes in assets and liabilities:
Reinsurance balances receivable	0	0	0	0
Deferred acquisition costs, net	0	0	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable	0	0	0
Other assets	0	0	0	0	0
Interest and dividends receivable, net	0	0	0	0
Unearned premium reserves	0	0	0	0
Loss and loss adjustment expense reserves	0	0	0	0
Accounts payable and accrued expenses	0	0	0	0	0
Reinsurance balances payable	0	0	0
Performance fee payable to related party	0	0
Amounts due from affiliates	0	0	0	0
Amounts due to affiliates	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Investing activities
Purchases of investments	0	0	0	0
Proceeds from sales of investments	0	0	0	0
Purchases of investments to cover short sales	0	0	0	0
Proceeds from short sales of investments	0	0	0	0
Change in due to/from brokers, net	0	0	0	0
Increase (decrease) in securities purchased under an agreement to sell	0	0	0	0
Non-controlling interest in investment affiliate	0	0	0	0
Change in restricted cash and cash equivalents	0	0	0	0
Contributed capital (to) from subsidiaries		0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing activities
Proceeds from issuance of common shares, net of costs	0	0	0	0	0
Increase in deposit liabilities	0	0	0	0
Non-controlling interest in Catastrophe Fund	0	0	0	0
Non-controlling interest in Catastrophe Fund Manager	0	0	0	0
Dividend received by (paid to) parent	0
Net cash provided by financing activities	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Operating activities
Net income (loss)	69,224	147,618	228,646	101,346	(1,092)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	0	0	0	0	0
Share compensation expense	6,396	7,611	9,800	6,408
Interest expense on deposit liabilities	3,687
Net unrealized gain on investments and derivatives	68,107	(30,541)	(78,950)	(113,421)
Net realized gain on investments and derivatives	(184,133)	(176,673)	(236,333)	(55,632)
Amortization of premium and accretion of discount, net	1,031	(2,868)	(262)	(2,434)
Changes in assets and liabilities:
Reinsurance balances receivable	(65,718)	(57,669)	(107,483)	(84,280)
Deferred acquisition costs, net	(33,180)	(13,180)	(45,810)	(45,383)
Unearned premiums ceded	(91)	(2,494)
Loss and loss adjustment expenses recoverable	7,865	(6,284)	(9,277)
Other assets	(185)	(73)	411	(1,668)	(1,418)
Interest and dividends receivable, net	(2,576)	(775)	(1,034)	(833)
Unearned premium reserves	98,479	70,022	171,294	93,893
Loss and loss adjustment expense reserves	52,982	76,436	67,060	67,271
Accounts payable and accrued expenses	(3,075)	(136)	4,154	3,475	1,408
Reinsurance balances payable	12,133	8,579	9,081
Performance fee payable to related party	21,837	40,264
Amounts due from affiliates	1,684	(557)	(353)	770
Amounts due to affiliates	4,172	(1,447)	(2,020)	(2,152)
Net cash provided by (used in) operating activities	58,639	57,833	8,924	(32,640)	(1,102)
Investing activities
Purchases of investments	(2,150,821)	(1,475,391)	(2,172,077)	(2,317,234)
Proceeds from sales of investments	1,998,673	1,539,990	1,943,655	1,521,110
Purchases of investments to cover short sales	(141,468)	(342,282)	(407,965)	(535,443)
Proceeds from short sales of investments	150,098	251,085	290,770	729,182
Change in due to/from brokers, net	177,516	(311,503)	12,162	(65,678)
Increase (decrease) in securities purchased under an agreement to sell	18,250	22,487	22,261	(60,408)
Non-controlling interest in investment affiliate	(49,415)	(33,114)	29,588	40,129
Change in restricted cash and cash equivalents	(68,389)	(81,663)	(115,950)	(77,627)
Contributed capital (to) from subsidiaries		286,246	286,257	170,110	593,343
Net cash used in investing activities	(65,556)	(144,145)	(111,299)	(595,859)	593,343
Financing activities
Proceeds from issuance of common shares, net of costs	0	0	0	0	0
Increase in deposit liabilities	5,782	41,793	70,500	50,446
Non-controlling interest in Catastrophe Fund	10,023	28,515	29,608	19,646
Non-controlling interest in Catastrophe Fund Manager	(18)	(164)	(238)	2
Dividend received by (paid to) parent	(8,000)
Net cash provided by financing activities	7,787	70,144	99,870	70,094	0
Net (decrease) increase in cash and cash equivalents	870	(16,168)	(2,505)	(558,405)	592,241
Cash and cash equivalents at beginning of period	31,331	33,836	33,836	592,241	0
Cash and cash equivalents at end of period	32,201	17,668	31,331	33,836	592,241
Eliminations
Operating activities
Net income (loss)	(69,224)	(147,618)	(228,646)	(101,346)	1,092
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	69,224	147,618	228,646	101,346	(1,092)
Share compensation expense	0	0	0	0
Interest expense on deposit liabilities	0
Net unrealized gain on investments and derivatives	0	0	0	0
Net realized gain on investments and derivatives	0	0	0	0
Amortization of premium and accretion of discount, net	0	0	0	0
Changes in assets and liabilities:
Reinsurance balances receivable	0	0	0	0
Deferred acquisition costs, net	0	0	0	0
Unearned premiums ceded	0	0
Loss and loss adjustment expenses recoverable		0	0
Other assets	0	0	0	0	0
Interest and dividends receivable, net	0	0	0	0
Unearned premium reserves	0	0	0	0
Loss and loss adjustment expense reserves	0	0	0	0
Accounts payable and accrued expenses	0	0	0	0	0
Reinsurance balances payable	0	0	0
Performance fee payable to related party	0	0
Amounts due from affiliates	0	0	0	0
Amounts due to affiliates	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Investing activities
Purchases of investments	0	0	0	0
Proceeds from sales of investments	0	0	0	0
Purchases of investments to cover short sales	0	0	0	0
Proceeds from short sales of investments	0	0	0	0
Change in due to/from brokers, net	0	0	0	0
Increase (decrease) in securities purchased under an agreement to sell	0	0	0	0
Non-controlling interest in investment affiliate	0	0	0	0
Change in restricted cash and cash equivalents	0	0	0	0
Contributed capital (to) from subsidiaries		0		0	0
Net cash used in investing activities	0	0	0	0	0
Financing activities
Proceeds from issuance of common shares, net of costs	0	0	0	0	0
Increase in deposit liabilities	0	0	0
Non-controlling interest in Catastrophe Fund	0	0	0	0
Non-controlling interest in Catastrophe Fund Manager	0	0	0	0
Dividend received by (paid to) parent	0
Net cash provided by financing activities	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0